UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21574

Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	May 31

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 156.4% (1)

Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 2.8%
	ACTS Aero Technical Support & Service, Inc.
792,821	Term Loan, 7.31%, Maturing October 5, 2014	$673,898
	CACI International, Inc.
2,130,155	Term Loan, 5.78%, Maturing May 3, 2011	2,055,599
	Colt Defense, LLC
995,000	Term Loan, 6.37%, Maturing July 9, 2014	920,375
	DAE Aviation Holdings, Inc.
457,634	Term Loan, 6.99%, Maturing July 31, 2014	439,043
556,669	Term Loan, 8.15%, Maturing July 31, 2014	534,054
	Evergreen International Aviation
1,479,988	Term Loan, 6.67%, Maturing October 31, 2011	1,405,989
	Hawker Beechcraft Acquisition
305,070	Term Loan, 6.83%, Maturing March 26, 2014	283,239
3,578,334	Term Loan, 6.83%, Maturing March 26, 2014	3,322,261
	Hexcel Corp.
371,124	Term Loan, 5.86%, Maturing March 1, 2012	359,990
	IAP Worldwide Services, Inc.
1,053,500	Term Loan, 11.13%, Maturing December 30, 2012	887,047
	Spirit AeroSystems, Inc.
1,285,536	Term Loan, 5.68%, Maturing December 31, 2011	1,221,259
	TransDigm, Inc.
1,800,000	Term Loan, 6.86%, Maturing June 23, 2013	1,679,999
	Vought Aircraft Industries, Inc.
1,282,729	Term Loan, 7.34%, Maturing December 17, 2011	1,183,853
	Wesco Aircraft Hardware Corp.
1,264,250	Term Loan, 7.08%, Maturing September 29, 2013	1,186,815
		$16,153,421
Air Transport — 0.5%
	Delta Air Lines, Inc.
1,343,250	Term Loan, 8.08%, Maturing April 30, 2014	$1,141,762
	Northwest Airlines, Inc.
2,326,500	DIP Loan, 5.13%, Maturing August 21, 2008	1,992,066
		$3,133,828
Automotive — 5.5%
	Accuride Corp.
1,797,212	Term Loan, 6.63%, Maturing January 31, 2012	$1,659,052
	Adesa, Inc.
4,577,000	Term Loan, 7.08%, Maturing October 18, 2013	4,112,434
	Affina Group, Inc.
1,210,323	Term Loan, 6.24%, Maturing November 30, 2011	1,095,342
	Allison Transmission, Inc.
4,339,125	Term Loan, 6.62%, Maturing September 30, 2014	3,839,522
	AxleTech International Holding, Inc.
1,950,000	Term Loan, 11.23%, Maturing April 21, 2013	1,803,750
	Chrysler Financial
1,500,000	Term Loan, Maturing August 1, 2014 (2)	1,310,625
	CSA Acquisition Corp.
261,156	Term Loan, 7.38%, Maturing December 23, 2011	233,299
652,685	Term Loan, 7.38%, Maturing December 23, 2011	583,065
490,000	Term Loan, 7.38%, Maturing December 23, 2012	438,550
	Dayco Products, LLC
1,942,901	Term Loan, 9.27%, Maturing June 21, 2011	1,576,178
	Delphi Corp.
1,000,000	DIP Loan, 7.19%, Maturing July 1, 2008	986,667

		Ford Motor Co.
1,955,250		Term Loan, 8.00%, Maturing December 15, 2013	$1,679,886
		General Motors Corp.
	3,596,206	Term Loan, 7.06%, Maturing November 29, 2013	3,169,657
		Goodyear Tire & Rubber Co.
	2,675,000	Term Loan, 6.43%, Maturing April 30, 2010	2,444,281
		HLI Operating Co., Inc.
EUR	87,273	Term Loan, 6.94%, Maturing May 30, 2014	119,240
EUR	1,505,164	Term Loan, 7.42%, Maturing May 30, 2014	2,050,778
		Keystone Automotive Operations, Inc.
	1,487,487	Term Loan, 6.87%, Maturing January 12, 2012	1,197,427
		LKQ Corp.
	1,150,000	Term Loan, 5.38%, Maturing October 12, 2014	1,106,875
		TriMas Corp.
	262,500	Term Loan, 5.39%, Maturing August 2, 2011	225,750
	1,123,281	Term Loan, 5.49%, Maturing August 2, 2013	966,022
		United Components, Inc.
	1,242,391	Term Loan, 5.18%, Maturing June 30, 2010	1,118,152
			$31,716,552
Beverage and Tobacco — 0.7%
		Constellation Brands, Inc.
	1,200,000	Term Loan, 6.60%, Maturing June 5, 2013	$1,149,643
		Culligan International Co.
EUR	1,075,000	Term Loan, 9.29%, Maturing May 31, 2013	979,174
		Southern Wine & Spirits of America, Inc.
	816,923	Term Loan, 6.34%, Maturing May 31, 2012	804,669
		Van Houtte, Inc.
	877,800	Term Loan, 7.33%, Maturing July 11, 2014	816,354
	119,700	Term Loan, 7.33%, Maturing July 11, 2014	111,321
			$3,861,161
Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
	1,094,591	Term Loan, 4.62%, Maturing December 31, 2012	$1,028,156
			$1,028,156
Building and Development — 6.6%
		Beacon Sales Acquisition, Inc.
	1,259,062	Term Loan, 6.52%, Maturing September 30, 2013	$1,076,498
		Brickman Group Holdings, Inc.
	1,786,500	Term Loan, 7.14%, Maturing January 23, 2014	1,634,647
		Building Materials Corp. of America
	1,559,309	Term Loan, 6.69%, Maturing February 22, 2014	1,254,687
		Capital Automotive REIT
	1,372,138	Term Loan, 5.02%, Maturing December 16, 2010	1,281,328
		Epco/Fantome, LLC
	1,564,000	Term Loan, 5.75%, Maturing November 23, 2010	1,353,095
		Forestar USA Real Estate Group, Inc.
	1,700,000	Term Loan, 7.14%, Maturing December 1, 2010	1,632,000
	1,700,000	Term Loan, 7.15%, Maturing December 1, 2010 (3)	1,598,000
		Hovstone Holdings, LLC
	1,154,294	Term Loan, 7.66%, Maturing February 28, 2009 (4)	1,008,622
		LNR Property Corp.
	1,250,000	Term Loan, 5.86%, Maturing July 3, 2011	1,032,812
		Metroflag BP, LLC
	500,000	Term Loan, 12.12%, Maturing July 1, 2008	412,500
		Mueller Water Products, Inc.
	1,432,488	Term Loan, 5.13%, Maturing May 24, 2014	1,310,726
		NCI Building Systems, Inc.
	373,123	Term Loan, 5.15%, Maturing June 18, 2010	352,601
		Nortek, Inc.
	4,921,500	Term Loan, 5.35%, Maturing August 27, 2011	4,269,401
		November 2005 Land Investors
	306,506	Term Loan, 7.12%, Maturing May 9, 2011	229,879

		Panolam Industries Holdings, Inc.
1,039,225		Term Loan, 7.59%, Maturing September 30, 2012	$883,342
		PLY GEM Industries, Inc.
	2,033,094	Term Loan, 7.58%, Maturing August 15, 2011	1,737,278
	63,593	Term Loan, 7.58%, Maturing August 15, 2011	54,340
		Re/Max International, Inc.
	800,000	Term Loan, 6.63%, Maturing December 17, 2012	680,000
	500,000	Term Loan, 10.63%, Maturing December 17, 2012	425,000
		Realogy Corp.
	976,156	Term Loan, 6.14%, Maturing September 1, 2014	822,717
	3,625,719	Term Loan, 7.51%, Maturing September 1, 2014	3,055,803
		South Edge, LLC
	843,750	Term Loan, 5.13%, Maturing October 31, 2009	658,125
		Stile Acquisition Corp.
	1,289,688	Term Loan, 5.65%, Maturing April 6, 2013	1,110,099
		Stile U.S. Acquisition Corp.
	1,291,891	Term Loan, 5.65%, Maturing April 6, 2013	1,111,995
		Tousa/Kolter, LLC
	1,444,467	Term Loan, 7.00%, Maturing March 31, 2031 (4)	1,229,674
		TRU 2005 RE Holding Co.
	4,575,000	Term Loan, 6.26%, Maturing December 9, 2008	4,191,844
		United Subcontractors, Inc.
	925,000	Term Loan, 12.21%, Maturing June 27, 2013 (4)	462,500
		Wintergames Acquisition ULC
	2,948,349	Term Loan, 6.38%, Maturing April 24, 2008	2,863,584
			$37,733,097
Business Equipment and Services — 11.4%
		ACCO Brands Corp.
	1,063,950	Term Loan, 5.75%, Maturing August 17, 2012	$1,002,773
		Activant Solutions, Inc.
	791,263	Term Loan, 6.77%, Maturing May 1, 2013	680,486
	997,494	Term Loan, 8.00%, Maturing May 1, 2013	857,845
		Acxiom Corp.
	1,436,875	Term Loan, 5.84%, Maturing September 15, 2012	1,307,556
		Affiliated Computer Services
	906,500	Term Loan, 5.12%, Maturing March 20, 2013	857,398
	2,364,000	Term Loan, 5.14%, Maturing March 20, 2013	2,235,949
		Affinion Group, Inc.
	2,619,470	Term Loan, 5.57%, Maturing October 17, 2012	2,414,279
		Allied Security Holdings, LLC
	1,384,091	Term Loan, 7.83%, Maturing June 30, 2010	1,290,665
		Buhrmann US, Inc.
	957,664	Term Loan, 6.12%, Maturing December 31, 2010	924,146
		DynCorp International, LLC
	1,195,794	Term Loan, 6.88%, Maturing February 11, 2011	1,106,109
		Education Management, LLC
	2,879,039	Term Loan, 6.63%, Maturing June 1, 2013	2,505,665
		Info USA, Inc.
	661,568	Term Loan, 6.83%, Maturing February 14, 2012	609,965
		Intergraph Corp.
	1,000,000	Term Loan, 9.09%, Maturing November 29, 2014	930,000
		iPayment, Inc.
	1,760,149	Term Loan, 6.01%, Maturing May 10, 2013	1,434,521
		ista International GmbH
EUR	1,188,822	Term Loan, 6.77%, Maturing May 14, 2015	1,498,845
EUR	236,178	Term Loan, 6.77%, Maturing May 14, 2015	297,769
		Kronos, Inc.
	1,234,821	Term Loan, 7.08%, Maturing June 11, 2014	1,004,836
		Language Line, Inc.
	3,845,280	Term Loan, 6.52%, Maturing June 11, 2011	3,528,045
		Mitchell International, Inc.
	1,000,000	Term Loan, 6.84%, Maturing March 28, 2014	885,000
	1,000,000	Term Loan, 10.13%, Maturing March 28, 2015	840,000
		N.E.W. Holdings I, LLC
	2,586,654	Term Loan, 6.56%, Maturing May 22, 2014	2,108,123

		Protection One, Inc.
2,234,887		Term Loan, 5.36%, Maturing March 31, 2012	$1,933,177
		Quantum Corp.
427,500		Term Loan, 8.33%, Maturing July 12, 2014	389,025
		Quintiles Transnational Corp.
1,875,000		Term Loan, 8.83%, Maturing March 31, 2014	1,659,375
		Sabre, Inc.
6,377,363		Term Loan, 5.24%, Maturing September 30, 2014	5,318,574
		Serena Software, Inc.
1,003,768		Term Loan, 7.18%, Maturing March 10, 2013	913,429
		Sitel (Client Logic)
2,092,940		Term Loan, 5.90%, Maturing January 29, 2014	1,684,817
		Solera Holdings, LLC
EUR	895,500	Term Loan, 7.00%, Maturing May 15, 2014	1,243,905
		SunGard Data Systems, Inc.
14,237,190		Term Loan, 5.13%, Maturing February 11, 2013	13,189,418
		TDS Investor Corp.
EUR	1,054,228	Term Loan, 7.02%, Maturing August 23, 2013	1,384,366
1,500,739		Term Loan, 7.08%, Maturing August 23, 2013	1,325,106
301,124		Term Loan, 7.08%, Maturing August 23, 2013	265,883
		Transaction Network Services, Inc.
693,234		Term Loan, 7.48%, Maturing May 4, 2012	634,309
		Valassis Communications, Inc.
357,640		Term Loan, 0.00%, Maturing March 2, 2014 (3)	328,805
1,558,611		Term Loan, 6.58%, Maturing March 2, 2014	1,432,948
		VWR International, Inc.
1,825,000		Term Loan, 7.33%, Maturing June 28, 2013	1,574,062
		WAM Acquisition, S.A.
EUR	276,689	Term Loan, 6.96%, Maturing May 4, 2014	359,048
EUR	173,311	Term Loan, 6.96%, Maturing May 4, 2014	224,953
EUR	276,689	Term Loan, 7.21%, Maturing May 4, 2015	361,323
EUR	173,311	Term Loan, 7.21%, Maturing May 4, 2015	226,323
		West Corp.
3,678,531		Term Loan, 5.74%, Maturing October 24, 2013	3,147,903
			$65,916,724
Cable and Satellite Television — 10.3%
		Atlantic Broadband Finance, LLC
	3,940,233	Term Loan, 7.08%, Maturing February 10, 2011	$3,485,463
		Bragg Communications, Inc.
2,109,388		Term Loan, 5.59%, Maturing August 31, 2014	2,061,926
		Bresnan Broadband Holdings, LLC
550,000		Term Loan, 5.93%, Maturing March 29, 2014	495,589
1,325,000		Term Loan, 8.23%, Maturing March 29, 2014	1,219,000
		Cequel Communications, LLC
500,000		Term Loan, 6.51%, Maturing November 5, 2013	422,670
		Charter Communications Operating, Inc.
13,297,231		Term Loan, 5.26%, Maturing April 28, 2013	11,725,312
		CSC Holdings, Inc.
5,405,046		Term Loan, 6.90%, Maturing March 29, 2013	5,011,602
		CW Media Holdings, Inc.
698,250		Term Loan, 8.08%, Maturing February 15, 2015	652,864
		Insight Midwest Holdings, LLC
3,999,375		Term Loan, 6.73%, Maturing April 6, 2014	3,603,813
		Kabel BW GmbH and Co.
EUR	500,000	Term Loan, 7.38%, Maturing June 9, 2013	653,325
EUR	500,000	Term Loan, 7.88%, Maturing June 9, 2014	657,120
		MCC Iowa, LLC
1,387,500		Term Loan, 4.64%, Maturing March 31, 2010	1,214,063
		Mediacom Broadband Group
2,918,248		Term Loan, 4.90%, Maturing January 31, 2015	2,527,932
		Mediacom Illinois, LLC
4,057,144		Term Loan, 4.90%, Maturing January 31, 2015	3,529,715

		NTL Investment Holdings, Ltd.
1,000,000		Term Loan, Maturing March 30, 2012 (2)	$870,000
2,782,878		Term Loan, 6.06%, Maturing March 30, 2012	2,418,739
GBP	580,056	Term Loan, 7.68%, Maturing March 30, 2012	1,007,165
GBP	294,944	Term Loan, 7.68%, Maturing March 30, 2012	512,118
		Orion Cable GmbH
EUR	1,175,000	Term Loan, 7.44%, Maturing October 31, 2014	1,632,147
EUR	1,175,000	Term Loan, 7.64%, Maturing October 31, 2015	1,639,792
		ProSiebenSat.1 Media AG
EUR	608,000	Term Loan, 6.74%, Maturing March 2, 2015	652,697
EUR	11,076	Term Loan, 6.25%, Maturing June 26, 2015	13,883
EUR	272,924	Term Loan, 6.25%, Maturing June 26, 2015	342,101
EUR	608,000	Term Loan, 6.96%, Maturing March 2, 2016	657,312
EUR	625,000	Term Loan, 8.10%, Maturing September 2, 2016	640,448
EUR	5,744	Term Loan, Maturing March 2, 2017 (2)	8,505
EUR	425,644	Term Loan, 7.89%, Maturing March 2, 2017	404,076
		UPC Broadband Holding B.V.
EUR	4,500,000	Term Loan, 6.19%, Maturing October 16, 2011	5,910,625
1,000,000		Term Loan, Maturing December 31, 2014 (2)	860,000
2,175,000		Term Loan, 5.01%, Maturing December 31, 2014	1,938,962
		YPSO Holding SA
EUR	541,621	Term Loan, 6.68%, Maturing July 28, 2014	679,885
EUR	209,021	Term Loan, 6.68%, Maturing July 28, 2014	262,380
EUR	249,358	Term Loan, 6.68%, Maturing July 28, 2014	313,014
EUR	1,000,000	Term Loan, 6.93%, Maturing July 28, 2015	1,268,562
			$59,292,805
Chemicals and Plastics — 9.8%
		AZ Chem US, Inc.
500,000		Term Loan, 8.59%, Maturing February 28, 2014	$300,000
		Brenntag Holding GmbH and Co. KG
432,000		Term Loan, 5.79%, Maturing December 23, 2013	376,110
1,768,000		Term Loan, 5.79%, Maturing December 23, 2013	1,539,265
1,100,000		Term Loan, 7.79%, Maturing December 23, 2015	940,500
		Celanese Holdings, LLC
4,664,750		Term Loan, 6.48%, Maturing April 2, 2014	4,373,852
		Cognis GmbH
EUR	823,361	Term Loan, 6.95%, Maturing September 15, 2013	1,041,471
EUR	201,639	Term Loan, 6.95%, Maturing September 15, 2013	255,054
		First Chemical Holding
EUR	1,000,000	Term Loan, 7.08%, Maturing December 18, 2015 (3)	1,332,133
		Foamex L.P.
1,623,529		Term Loan, 6.36%, Maturing February 12, 2013	1,358,353
		Georgia Gulf Corp.
888,378		Term Loan, 5.68%, Maturing October 3, 2013	795,987
		Hercules, Inc.
1,962,406		Term Loan, 4.59%, Maturing October 8, 2010	1,920,705
		Hexion Specialty Chemicals, Inc.
497,500		Term Loan, 7.13%, Maturing May 5, 2012	458,253
4,879,589		Term Loan, 7.00%, Maturing May 5, 2013	4,494,643
1,059,986		Term Loan, 7.13%, Maturing May 5, 2013	976,364
		INEOS Group
1,764,000		Term Loan, 7.36%, Maturing December 14, 2013	1,568,637
1,764,000		Term Loan, 7.86%, Maturing December 14, 2014	1,568,637
		Innophos, Inc.
1,851,568		Term Loan, 7.08%, Maturing August 10, 2010	1,777,505
		Invista B.V.
4,095,000		Term Loan, 6.33%, Maturing April 30, 2010	3,726,450
		ISP Chemco, Inc.
2,985,000		Term Loan, 5.29%, Maturing June 4, 2014	2,699,559
		Kleopatra
900,000		Term Loan, 7.04%, Maturing January 3, 2016	668,250
EUR	625,000	Term Loan, 7.12%, Maturing January 3, 2016	681,959
		Kranton Polymers, LLC
2,506,246		Term Loan, 6.75%, Maturing May 12, 2013	2,199,231

		Lucite International Group Holdings
656,416		Term Loan, 5.50%, Maturing July 7, 2013	$566,159
232,420		Term Loan, 5.50%, Maturing July 7, 2013	200,462
		MacDermid, Inc.
624,032		Term Loan, 6.83%, Maturing April 12, 2014	524,187
EUR	832,042	Term Loan, 7.02%, Maturing April 12, 2014	1,010,499
		Millenium Inorganic Chemicals
400,000		Term Loan, 7.08%, Maturing April 30, 2014	329,000
1,075,000		Term Loan, 10.48%, Maturing October 31, 2014	795,500
		Momentive Performance Material
1,831,500		Term Loan, 5.38%, Maturing December 4, 2013	1,625,456
		Nalco Co.
5,264,707		Term Loan, 5.34%, Maturing November 4, 2010	5,100,917
		Propex , Inc.
1,000,000		Term Loan, 10.00%, Maturing January 23, 2009 (3)	995,000
		Propex Fabrics, Inc.
858,944		Term Loan, 10.00%, Maturing July 31, 2012	611,998
		Rockwood Specialties Group, Inc.
6,280,750		Term Loan, 4.74%, Maturing December 10, 2012	5,916,988
		Schoeller Arca Systems Holding
EUR	221,709	Term Loan, 7.43%, Maturing November 16, 2015	297,499
EUR	206,030	Term Loan, 7.43%, Maturing November 16, 2015	276,461
EUR	72,261	Term Loan, 7.43%, Maturing November 16, 2015	96,964
		Solo Cup Co.
2,759,728		Term Loan, 7.50%, Maturing February 27, 2011	2,537,965
		Wellman, Inc.
750,000		Term Loan, 7.24%, Maturing February 10, 2009	546,000
			$56,483,973
Clothing/Textiles — 0.7%
		Hanesbrands, Inc.
1,394,643		Term Loan, 5.00%, Maturing September 5, 2013	$1,334,499
950,000		Term Loan, 6.99%, Maturing March 5, 2014	914,375
		St. John Knits International, Inc.
628,453		Term Loan, 7.84%, Maturing March 23, 2012	546,754
		The William Carter Co.
1,067,847		Term Loan, 4.71%, Maturing July 14, 2012	994,878
			$3,790,506
Conglomerates — 3.8%
		Amsted Industries, Inc.
1,901,254		Term Loan, 6.38%, Maturing October 15, 2010	$1,753,906
		Blount, Inc.
281,092		Term Loan, 5.01%, Maturing August 9, 2010	262,118
		Doncasters (Dunde HoldCo 4 Ltd.)
477,212		Term Loan, 5.63%, Maturing July 13, 2015	402,647
477,212		Term Loan, 6.13%, Maturing July 13, 2015	403,840
GBP	550,000	Term Loan, 10.06%, Maturing January 13, 2016	897,129
		GenTek, Inc.
	563,427	Term Loan, 6.34%, Maturing February 25, 2011	520,466
		ISS Holdings A/S
EUR	162,719	Term Loan, 6.95%, Maturing December 31, 2013	217,188
EUR	1,162,281	Term Loan, 6.95%, Maturing December 31, 2013	1,551,345
		Jarden Corp.
2,404,665		Term Loan, 6.58%, Maturing January 24, 2012	2,213,629
948,986		Term Loan, 6.58%, Maturing January 24, 2012	873,595
1,000,000		Term Loan, 7.33%, Maturing January 24, 2012	956,750
		Johnson Diversey, Inc.
1,856,921		Term Loan, 5.11%, Maturing December 16, 2011	1,743,959
		Polymer Group, Inc.
2,659,726		Term Loan, 7.09%, Maturing November 22, 2012	2,274,065
		RBS Global, Inc.
2,425,000		Term Loan, 6.40%, Maturing July 19, 2013	2,200,687
345,625		Term Loan, 7.40%, Maturing July 19, 2013	317,111
		RGIS Holdings, LLC
149,309		Term Loan, 5.62%, Maturing April 30, 2014	119,634
2,986,187		Term Loan, 5.68%, Maturing April 30, 2014	2,392,683

	US Investigations Services, Inc.
2,144,612	Term Loan, 7.91%, Maturing February 21, 2015	$1,817,558
	Vertrue, Inc.
947,625	Term Loan, 7.83%, Maturing August 16, 2014	862,339
		$21,780,649
Containers and Glass Products — 4.9%
	Berry Plastics Corp.
3,076,750	Term Loan, 5.10%, Maturing April 3, 2015	$2,669,850
	Bluegrass Container Co.
419,670	Term Loan, 6.47%, Maturing June 30, 2013	397,462
1,402,580	Term Loan, 6.61%, Maturing June 30, 2013	1,328,360
321,212	Term Loan, 8.14%, Maturing December 30, 2013	298,245
1,003,788	Term Loan, 8.14%, Maturing December 30, 2013	932,017
	Consolidated Container Co.
1,000,000	Term Loan, 8.61%, Maturing September 28, 2014	556,667
	Crown Americas, Inc.
686,000	Term Loan, 4.82%, Maturing November 15, 2012	644,840
	Graham Packaging Holdings Co.
4,689,563	Term Loan, 7.25%, Maturing October 7, 2011	4,275,709
	Graphic Packaging International, Inc.
6,127,014	Term Loan, 6.03%, Maturing May 16, 2014	5,518,565
	IPG (US), Inc.
1,930,500	Term Loan, 8.98%, Maturing July 28, 2011	1,794,979
	JSG Acquisitions
2,055,000	Term Loan, 6.50%, Maturing December 31, 2013	1,790,419
2,055,000	Term Loan, 6.75%, Maturing December 13, 2014	1,795,556
	Kranson Industries, Inc.
939,452	Term Loan, 7.09%, Maturing July 31, 2013	845,507
	Owens-Brockway Glass Container
1,723,500	Term Loan, 4.63%, Maturing June 14, 2013	1,620,090
	Smurfit-Stone Container Corp.
696,147	Term Loan, 5.31%, Maturing November 1, 2011	661,050
717,807	Term Loan, 6.60%, Maturing November 1, 2011	681,109
804,789	Term Loan, 6.64%, Maturing November 1, 2011	763,644
1,578,956	Term Loan, 6.70%, Maturing November 1, 2011	1,499,349
		$28,073,418
Cosmetics/Toiletries — 0.8%
	American Safety Razor Co.
497,475	Term Loan, 5.95%, Maturing July 31, 2013	$457,677
1,050,000	Term Loan, 9.38%, Maturing July 31, 2014	924,000
	Bausch & Lomb, Inc.
130,000	Term Loan, 6.51%, Maturing April 30, 2015 (3)	125,834
520,000	Term Loan, 8.08%, Maturing April 30, 2015	503,337
	KIK Custom Products, Inc.
1,075,000	Term Loan, 9.84%, Maturing November 30, 2014	387,000
	Prestige Brands, Inc.
2,118,510	Term Loan, 6.98%, Maturing April 7, 2011	1,978,159
		$4,376,007
Drugs — 1.2%
	Graceway Pharmaceuticals, LLC
990,833	Term Loan, 7.58%, Maturing May 3, 2012	$870,695
1,000,000	Term Loan, 11.33%, Maturing May 3, 2013	815,000
275,000	Term Loan, 13.08%, Maturing November 3, 2013	231,000
	Pharmaceutical Holdings Corp.
529,875	Term Loan, 6.38%, Maturing January 30, 2012	468,357
	Stiefel Laboratories, Inc.
750,843	Term Loan, 6.69%, Maturing December 28, 2013	696,407
981,657	Term Loan, 6.69%, Maturing December 28, 2013	910,487
	Warner Chilcott Corp.
2,407,596	Term Loan, 6.18%, Maturing January 18, 2012	2,236,055
828,113	Term Loan, 6.56%, Maturing January 18, 2012	769,110
		$6,997,111

Ecological Services and Equipment — 1.9%
		Allied Waste Industries, Inc.
	2,448,352	Term Loan, 6.10%, Maturing January 15, 2012	$2,306,424
	1,472,133	Term Loan, 6.10%, Maturing January 15, 2012	1,386,795
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 7.02%, Maturing April 1, 2015	1,348,578
		Cory Environmental Holdings
GBP	500,000	Term Loan, 10.05%, Maturing September 30, 2014	883,603
		IESI Corp.
	1,400,000	Term Loan, 6.61%, Maturing January 20, 2012	1,288,000
		Kemble Water Structure Ltd.
GBP	1,500,000	Term Loan, 10.05%, Maturing October 13, 2013	2,580,987
		Sensus Metering Systems, Inc.
	763,088	Term Loan, 5.76%, Maturing December 17, 2010	686,779
	49,579	Term Loan, 6.88%, Maturing December 17, 2010	44,621
		Waste Services, Inc.
	750,000	Term Loan, 7.40%, Maturing March 31, 2011	705,000
			$11,230,787
Electronics/Electrical — 5.2%
		AMI Semiconductor, Inc.
	1,990,128	Term Loan, 6.83%, Maturing April 1, 2012	$1,980,178
		Aspect Software, Inc.
	1,989,116	Term Loan, 7.94%, Maturing July 11, 2011	1,810,096
	2,000,000	Term Loan, 11.50%, Maturing July 11, 2013	1,750,000
		EnerSys Capital, Inc.
	1,930,500	Term Loan, 5.24%, Maturing March 17, 2011	1,800,191
		FCI International S.A.S.
	242,011	Term Loan, 6.85%, Maturing November 1, 2013	224,465
	232,989	Term Loan, 6.85%, Maturing November 1, 2013	216,097
	232,989	Term Loan, 6.85%, Maturing November 1, 2013	210,079
	242,011	Term Loan, 6.85%, Maturing November 1, 2013	218,213
		Freescale Semiconductor, Inc.
	4,727,250	Term Loan, 5.01%, Maturing December 1, 2013	4,032,935
		Infor Enterprise Solutions Holdings
	3,230,871	Term Loan, 8.58%, Maturing July 28, 2012	2,923,938
	1,685,672	Term Loan, 8.58%, Maturing July 28, 2012	1,525,533
	500,000	Term Loan, 10.33%, Maturing March 2, 2014	393,750
	183,333	Term Loan, 11.08%, Maturing March 2, 2014	144,375
	316,667	Term Loan, 11.08%, Maturing March 2, 2014	249,375
		Network Solutions, LLC
	804,479	Term Loan, 6.95%, Maturing March 7, 2014	647,606
		Open Solutions, Inc.
	2,956,819	Term Loan, 5.85%, Maturing January 23, 2014	2,535,472
		Sensata Technologies Finance Co.
	2,851,825	Term Loan, 5.06%, Maturing April 27, 2013	2,440,346
		Spectrum Brands, Inc.
	1,781,167	Term Loan, 7.81%, Maturing March 30, 2013	1,603,496
	64,767	Term Loan, 8.63%, Maturing March 30, 2013	58,306
		SS&C Technologies, Inc.
	797,376	Term Loan, 6.83%, Maturing November 23, 2012	725,612
		TTM Technologies, Inc.
	300,000	Term Loan, 5.53%, Maturing October 27, 2012	283,500
		VeriFone, Inc.
	799,000	Term Loan, 5.25%, Maturing October 31, 2013	743,070
		Vertafore, Inc.
	2,979,422	Term Loan, 5.59%, Maturing January 31, 2012	2,770,862
	950,000	Term Loan, 9.09%, Maturing January 31, 2013	843,125
			$30,130,620
Equipment Leasing — 1.2%
		AWAS Capital, Inc.
	2,195,511	Term Loan, 10.94%, Maturing March 22, 2013	$1,964,982
		Maxim Crane Works, L.P.
	970,125	Term Loan, 5.14%, Maturing June 29, 2014	853,710

		The Hertz Corp.
2,464,093		Term Loan, 4.75%, Maturing December 21, 2012	$2,294,379
444,444		Term Loan, 6.66%, Maturing December 21, 2012	413,833
		United Rentals, Inc.
1,383,836		Term Loan, 5.10%, Maturing February 14, 2011	1,319,257
307,105		Term Loan, 6.75%, Maturing February 14, 2011	292,774
			$7,138,935
Farming/Agriculture — 0.3%
		Central Garden & Pet Co.
2,284,313		Term Loan, 4.83%, Maturing February 28, 2014	$1,983,544
			$1,983,544
Financial Intermediaries — 2.1%
		Citco III, Ltd.
1,850,000		Term Loan, 6.97%, Maturing June 30, 2014	$1,690,437
		Grosvenor Capital Management
1,549,621		Term Loan, 6.05%, Maturing December 5, 2013	1,441,148
		INVESTools, Inc.
500,000		Term Loan, 8.09%, Maturing August 13, 2012	455,000
		Jupiter Asset Management Group
GBP	462,299	Term Loan, 7.84%, Maturing June 30, 2015	787,701
		LPL Holdings, Inc.
4,454,939		Term Loan, 6.83%, Maturing December 18, 2014	3,976,033
		Nuveen Investments, Inc.
1,750,000		Term Loan, 7.23%, Maturing November 2, 2014	1,626,954
		Oxford Acquisition III, Ltd.
929,820		Term Loan, 5.64%, Maturing May 24, 2014	799,645
		RJO Holdings Corp. (RJ O’Brien)
523,688		Term Loan, 6.13%, Maturing July 31, 2014	403,239
		Travelex America Holdings, Inc.
375,000		Term Loan, 5.60%, Maturing October 31, 2013	357,187
375,000		Term Loan, 6.10%, Maturing October 31, 2014	359,062
			$11,896,406
Food Products — 4.2%
		Acosta, Inc.
3,301,602		Term Loan, 5.37%, Maturing July 28, 2013	$2,883,398
		Advantage Sales & Marketing, Inc.
1,913,114		Term Loan, 5.56%, Maturing March 29, 2013	1,664,409
473,693		Term Loan, 5.56%, Maturing March 29, 2013	412,113
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.71%, Maturing December 31, 2013	195,693
EUR	852,941	Term Loan, 6.71%, Maturing December 31, 2014	1,135,018
		Chiquita Brands, LLC
269,336		Term Loan, 6.13%, Maturing June 28, 2012	266,137
		Dean Foods Co.
4,821,125		Term Loan, 6.58%, Maturing April 2, 2014	4,423,758
		Dole Food Company, Inc.
1,336,657		Term Loan, 6.10%, Maturing April 12, 2013	1,138,330
400,997		Term Loan, 6.13%, Maturing April 12, 2013	341,499
181,395		Term Loan, 6.38%, Maturing April 12, 2013	154,481
		Michael Foods, Inc.
474,778		Term Loan, 6.85%, Maturing November 21, 2010	459,347
		Pinnacle Foods Finance, LLC
5,154,125		Term Loan, 7.48%, Maturing April 2, 2014	4,556,571
		Provimi Group SA
270,433		Term Loan, 5.38%, Maturing June 28, 2015	237,981
219,753		Term Loan, 5.38%, Maturing June 28, 2015	193,382
EUR	56,128	Term Loan, 6.41%, Maturing June 28, 2015 (3)	70,865
EUR	489,842	Term Loan, 6.43%, Maturing June 28, 2015	654,393
EUR	284,233	Term Loan, 6.43%, Maturing June 28, 2015	379,715
EUR	470,091	Term Loan, 6.43%, Maturing June 28, 2015	628,008
EUR	640,786	Term Loan, 6.43%, Maturing June 28, 2015	856,045
338,551		Term Loan, 7.38%, Maturing December 28, 2016 (3)	281,562
EUR	836,935	Term Loan, 8.43%, Maturing December 28, 2016 (3)	1,056,675

		Reddy Ice Group, Inc.
2,190,000		Term Loan, 6.13%, Maturing August 9, 2012	$1,971,000
			$23,960,380
Food Service — 2.9%
		AFC Enterprises, Inc.
588,029		Term Loan, 7.13%, Maturing May 23, 2009	$535,107
		Aramark Corp.
178,173		Term Loan, 5.20%, Maturing January 26, 2014	165,407
2,800,971		Term Loan, 6.71%, Maturing January 26, 2014	2,600,287
GBP	1,237,500	Term Loan, 8.17%, Maturing January 27, 2014	2,264,704
		Buffets, Inc.
1,178,571		DIP Loan, 11.25%, Maturing January 22, 2009 (3)	1,172,679
207,083		Term Loan, 7.83%, Maturing May 1, 2013	120,937
1,550,233		Term Loan, 11.39%, Maturing November 1, 2013	905,336
		CBRL Group, Inc.
1,955,054		Term Loan, 4.62%, Maturing April 27, 2013	1,810,054
		Denny’s, Inc.
135,667		Term Loan, 6.63%, Maturing March 31, 2012	127,866
559,250		Term Loan, 6.85%, Maturing March 31, 2012	527,093
		JRD Holdings, Inc.
1,452,344		Term Loan, 7.19%, Maturing June 26, 2014	1,307,109
		NPC International, Inc.
420,000		Term Loan, 5.52%, Maturing May 3, 2013	369,600
		OSI Restaurant Partners, LLC
1,896,386		Term Loan, 5.44%, Maturing May 9, 2014	1,552,327
154,525		Term Loan, 7.31%, Maturing May 9, 2013	126,489
		QCE Finance, LLC
1,234,962		Term Loan, 7.03%, Maturing May 5, 2013	1,055,011
1,050,000		Term Loan, 10.58%, Maturing November 5, 2013	841,750
		Sagittarius Restaurants, LLC
417,563		Term Loan, 7.08%, Maturing March 29, 2013	323,611
		Selecta
EUR	741,246	Term Loan, 8.77%, Maturing December 28, 2015	739,875
			$16,545,242
Food/Drug Retailers — 3.4%
		General Nutrition Centers, Inc.
2,776,914		Term Loan, 7.04%, Maturing September 16, 2013	$2,275,681
		Iceland Foods Group, Ltd.
GBP	2,125,000	Term Loan, 7.91%, Maturing May 2, 2014	3,862,467
GBP	2,125,000	Term Loan, 8.41%, Maturing May 2, 2015	3,873,035
		Krispy Kreme Doughnut Corp.
345,995		Term Loan, 6.74%, Maturing February 16, 2014	327,831
		Pantry, Inc. (The)
266,667		Term Loan, 0.00%, Maturing May 15, 2014 (3)	228,667
928,667		Term Loan, 4.88%, Maturing May 15, 2014	796,332
		Rite Aid Corp.
5,300,000		Term Loan, 4.91%, Maturing June 1, 2014	4,721,971
		Roundy’s Supermarkets, Inc.
3,748,882		Term Loan, 5.91%, Maturing November 3, 2011	3,521,606
			$19,607,590
Forest Products — 2.3%
		Appleton Papers, Inc.
1,492,500		Term Loan, 5.91%, Maturing June 5, 2014	$1,348,847
		Georgia-Pacific Corp.
9,653,000		Term Loan, 6.67%, Maturing December 20, 2012	8,921,785
		Newpage Corp.
1,675,000		Term Loan, 8.69%, Maturing December 5, 2014	1,631,147
		Xerium Technologies, Inc.
1,335,245		Term Loan, 7.52%, Maturing May 18, 2012	1,158,325
			$13,060,104

Healthcare — 14.6%
		Accellent, Inc.
2,354,704		Term Loan, 5.84%, Maturing November 22, 2012	$1,999,537
		Alliance Imaging, Inc.
	476,259	Term Loan, 6.00%, Maturing December 29, 2011	440,539
		American Medical Systems
	1,604,461	Term Loan, 5.60%, Maturing July 20, 2012	1,423,959
		AMN Healthcare, Inc.
	339,491	Term Loan, 6.58%, Maturing November 2, 2011	307,239
		AMR HoldCo, Inc.
	1,293,047	Term Loan, 7.12%, Maturing February 10, 2012	1,202,534
		Biomet, Inc.
EUR	1,371,563	Term Loan, 7.78%, Maturing December 26, 2014	1,891,651
	2,992,500	Term Loan, 7.86%, Maturing December 26, 2014	2,876,167
		Capio AB
EUR	227,051	Term Loan, 6.55%, Maturing April 24, 2015	322,281
EUR	272,949	Term Loan, 6.55%, Maturing April 24, 2015	387,430
EUR	227,051	Term Loan, 6.68%, Maturing April 16, 2016	324,005
EUR	272,949	Term Loan, 6.68%, Maturing April 24, 2016	389,502
		Cardinal Health 409, Inc.
	2,437,750	Term Loan, 7.08%, Maturing April 10, 2014	2,041,616
		Carestream Health, Inc.
	3,704,470	Term Loan, 5.73%, Maturing April 30, 2013	3,078,415
	500,000	Term Loan, 9.40%, Maturing October 30, 2013	373,750
		Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 7.64%, Maturing March 23, 2015	1,101,750
		Community Health Systems, Inc.
	428,074	Term Loan, 0.00%, Maturing July 25, 2014 (3)	392,580
	8,511,543	Term Loan, 5.34%, Maturing July 25, 2014	7,805,791
		Concentra, Inc.
	700,000	Term Loan, 10.33%, Maturing June 25, 2015	542,500
		ConMed Corp.
	524,333	Term Loan, 4.63%, Maturing April 13, 2013	503,360
		CRC Health Corp.
	543,125	Term Loan, 7.09%, Maturing February 6, 2013	488,473
	540,409	Term Loan, 7.09%, Maturing February 6, 2013	486,031
		Dako EQT Project Delphi
	500,000	Term Loan, 8.66%, Maturing December 12, 2016 (4)	391,850
		DaVita, Inc.
	4,622,425	Term Loan, 5.34%, Maturing October 5, 2012	4,347,969
		DJO Finance, LLC
	900,000	Term Loan, 7.83%, Maturing May 15, 2014	852,750
		Fenwal, Inc.
	500,000	Term Loan, 8.34%, Maturing August 28, 2014	463,750
		Fresenius Medical Care Holdings
	2,881,183	Term Loan, 6.00%, Maturing March 31, 2013	2,725,291
		Hanger Orthopedic Group, Inc.
	812,451	Term Loan, 7.09%, Maturing May 30, 2013	757,610
		HCA, Inc.
	7,425,000	Term Loan, 7.08%, Maturing November 18, 2013	6,855,941
		Health Management Association, Inc.
	1,500,000	Term Loan, Maturing February 28, 2014 (2)	1,254,375
	5,225,733	Term Loan, 6.58%, Maturing February 28, 2014	4,573,896
		HealthSouth Corp.
	3,258,501	Term Loan, 5.67%, Maturing March 10, 2013	3,007,779
		Iasis Healthcare, LLC
	154,022	Term Loan, 5.11%, Maturing March 14, 2014	135,540
	1,677,716	Term Loan, 5.25%, Maturing March 14, 2014	1,476,390
	577,583	Term Loan, 5.55%, Maturing March 14, 2014 (3)	508,273
		Ikaria Acquisition, Inc.
	597,007	Term Loan, 7.08%, Maturing March 28, 2013	561,186
		IM US Holdings, LLC
	1,000,000	Term Loan, 6.84%, Maturing June 26, 2014	891,250
	700,000	Term Loan, 9.09%, Maturing June 26, 2015	607,250
		Invacare Corp.
	825,750	Term Loan, 5.45%, Maturing February 12, 2013	765,883

		inVentiv Health, Inc.
	942,722	Term Loan, Maturing July 6, 2014 (2)	$847,272
	57,278	Term Loan, Maturing July 6, 2014 (2)	51,478
		Leiner Health Products, Inc.
	2,412,500	Term Loan, 9.65%, Maturing May 27, 2011	1,283,450
		LifeCare Holdings, Inc.
	953,063	Term Loan, 9.10%, Maturing August 11, 2012	817,728
		LifePoint Hospitals, Inc.
	2,296,933	Term Loan, 4.71%, Maturing April 15, 2012	2,106,205
		Magellan Health Services, Inc.
	2,162,162	Term Loan, 5.22%, Maturing August 15, 2008	2,118,919
	540,541	Term Loan, 6.74%, Maturing August 15, 2008	529,730
		Matria Healthcare, Inc.
	161,308	Term Loan, 5.99%, Maturing January 19, 2012	155,662
	997,167	Term Loan, 6.83%, Maturing January 19, 2012	962,266
		MultiPlan Merger Corp.
	1,739,054	Term Loan, 5.62%, Maturing April 12, 2013	1,583,083
	1,233,300	Term Loan, 5.62%, Maturing April 12, 2013	1,122,689
		Mylan, Inc.
	650,000	Term Loan, 7.10%, Maturing October 2, 2014	630,139
		National Mentor Holdings, Inc.
	68,600	Term Loan, 5.32%, Maturing June 29, 2013	60,025
	1,139,054	Term Loan, 6.73%, Maturing June 29, 2013	996,672
		National Rental Institutes, Inc.
	913,151	Term Loan, 7.13%, Maturing March 31, 2013	804,715
		Nyco Holdings
EUR	1,000,000	Term Loan, 7.01%, Maturing December 29, 2014	1,144,901
EUR	1,000,000	Term Loan, 7.76%, Maturing December 29, 2015	1,152,491
		Physiotherapy Associates, Inc.
	924,139	Term Loan, 8.09%, Maturing June 27, 2013	822,484
		RadNet Management, Inc.
	618,752	Term Loan, 9.40%, Maturing November 15, 2012	600,189
	650,000	Term Loan, 14.15%, Maturing November 15, 2013	646,750
		ReAble Therapeutics Finance, LLC
	2,780,002	Term Loan, 6.83%, Maturing November 16, 2013	2,564,551
		Renal Advantage, Inc.
	366,682	Term Loan, 7.47%, Maturing October 5, 2012	327,264
		Select Medical Holding Corp.
	2,298,765	Term Loan, 5.15%, Maturing February 24, 2012	2,084,693
		Sunrise Medical Holdings, Inc.
	697,573	Term Loan, 7.13%, Maturing May 13, 2010	575,498
		Vanguard Health Holding Co., LLC
	1,334,287	Term Loan, 5.37%, Maturing September 23, 2011	1,237,551
		Viant Holdings, Inc.
	597,000	Term Loan, 7.08%, Maturing June 25, 2014	456,705
			$84,239,203
Home Furnishings — 1.3%
		Hunter Fan Co.
	540,939	Term Loan, 5.57%, Maturing April 16, 2014	$444,923
		Interline Brands, Inc.
	1,099,560	Term Loan, 4.87%, Maturing June 23, 2013	1,058,326
	759,946	Term Loan, 4.87%, Maturing June 23, 2013	731,448
		National Bedding Co., LLC
	1,495,000	Term Loan, 5.97%, Maturing August 31, 2011	1,255,800
	1,050,000	Term Loan, 8.26%, Maturing August 31, 2012	790,125
		Simmons Co.
	3,107,786	Term Loan, 5.63%, Maturing December 19, 2011	2,789,238
	1,000,000	Term Loan, 8.20%, Maturing February 15, 2012	635,000
			$7,704,860
Industrial Equipment — 4.4%
		Aearo Technologies, Inc.
	400,000	Term Loan, 10.33%, Maturing September 24, 2013	$403,000
	746,250	Term Loan, 7.08%, Maturing July 2, 2014	740,653
		Brand Energy & Infrastructure Service, Inc.
	897,750	Term Loan, 7.91%, Maturing February 7, 2014	843,885

CEVA Group PLC U.S.
1,179,599	Term Loan, 6.12%, Maturing January 4, 2014	$1,064,588
2,276,643	Term Loan, 6.12%, Maturing January 4, 2014	2,054,670
846,843	Term Loan, 7.83%, Maturing January 4, 2014	764,276
Colfax Corp.
EUR	1,801,852	Term Loan, 7.13%, Maturing December 19, 2011	2,667,007

EPD Holdings (Goodyear Engineering Products)
153,125	Term Loan, 5.63%, Maturing July 13, 2014	127,285
1,069,195	Term loan, 5.75%, Maturing July 13, 2014	888,769
850,000	Term Loan, 8.99%, Maturing July 13, 2015	626,875
Flowserve Corp.
2,221,516	Term Loan, 6.22%, Maturing August 10, 2012	2,096,556
FR Brand Acquisition Corp.
744,375	Term Loan, 6.97%, Maturing February 7, 2014	653,040
Generac Acquisition Corp.
1,911,000	Term Loan, 7.20%, Maturing November 7, 2013	1,594,321
500,000	Term Loan, 10.70%, Maturing April 7, 2014	347,500
Gleason Corp.
145,941	Term Loan, 6.01%, Maturing June 30, 2013	124,780
633,988	Term Loan, 6.01%, Maturing June 30, 2013	542,060
Itron, Inc.
EUR	361,179	Term Loan, 6.78%, Maturing April 18, 2014	493,475
Jason, Inc.
497,500	Term Loan, 5.62%, Maturing April 30, 2010	433,447
John Maneely Co.
3,039,689	Term Loan, 7.46%, Maturing December 8, 2013	2,652,128
KION Group GmbH
250,000	Term Loan, 6.75%, Maturing December 23, 2014	209,687
250,000	Term Loan, 7.25%, Maturing December 23, 2015	210,781
Polypore, Inc.
3,358,125	Term Loan, 5.37%, Maturing July 3, 2014	2,955,150
Sequa Corp.
1,000,000	Term Loan, 8.08%, Maturing November 30, 2014	945,000
TFS Acquisition Corp.
1,975,000	Term Loan, 8.33%, Maturing August 11, 2013	1,836,750
$25,275,683
Insurance — 2.4%
Alliant Holdings I, Inc.
1,147,125	Term Loan, 7.83%, Maturing August 21, 2014	$1,038,148
AmWINS Group, Inc.
500,000	Term Loan, 11.07%, Maturing June 8, 2014	332,500
Applied Systems, Inc.
1,481,250	Term Loan, 7.19%, Maturing September 26, 2013	1,347,937
CCC Information Services Group, Inc.
1,640,954	Term Loan, 7.36%, Maturing February 10, 2013	1,509,677
Conseco, Inc.
3,882,128	Term Loan, 5.12%, Maturing October 10, 2013	3,209,227
Crawford & Company
1,364,554	Term Loan, 7.58%, Maturing October 31, 2013	1,251,978
Crump Group, Inc.
1,209,196	Term Loan, 7.83%, Maturing August 4, 2014	1,148,736
Hub International Holdings, Inc.
442,317	Term Loan, 6.07%, Maturing June 13, 2014 (3)	384,816
1,970,686	Term Loan, 7.33%, Maturing June 13, 2014	1,714,497
U.S.I. Holdings Corp.
1,915,375	Term Loan, 7.58%, Maturing May 4, 2014	1,709,472
$13,646,988
Leisure Goods/Activities/Movies — 8.8%
24 Hour Fitness Worldwide, Inc.
1,832,363	Term Loan, 6.95%, Maturing June 8, 2012	$1,520,861
AMC Entertainment, Inc.
2,058,000	Term Loan, 4.87%, Maturing January 26, 2013	1,876,211

	AMF Bowling Worldwide, Inc.
1,200,000	Term Loan, 11.81%, Maturing December 8, 2013	$990,000
	Bombardier Recreational Product
2,027,848	Term Loan, 6.43%, Maturing June 28, 2013	1,774,367
	Butterfly Wendel US, Inc.
325,000	Term Loan, 7.65%, Maturing June 22, 2013	290,062
325,000	Term Loan, 7.40%, Maturing June 22, 2014	288,437
	Carmike Cinemas, Inc.
1,788,876	Term Loan, 8.65%, Maturing May 19, 2012	1,672,599
	Cedar Fair, L.P.
4,338,950	Term Loan, 5.12%, Maturing August 30, 2012	4,044,986
	Cinemark, Inc.
4,008,368	Term Loan, 5.34%, Maturing October 5, 2013	3,559,932
	Deluxe Entertainment Services
62,008	Term Loan, 7.08%, Maturing January 28, 2011	53,327
1,294,154	Term Loan, 7.08%, Maturing January 28, 2011	1,112,972
119,626	Term Loan, 7.08%, Maturing January 28, 2011	102,878
	Easton-Bell Sports, Inc.
1,356,506	Term Loan, 6.85%, Maturing March 16, 2012	1,164,334
	Fender Musical Instruments Corp.
334,448	Term Loan, 6.97%, Maturing June 9, 2014	284,281
665,552	Term Loan, 7.16%, Maturing June 9, 2014	565,719
	HEI Acquisition, LLC
2,150,000	Term Loan, 7.31%, Maturing April 13, 2014	2,107,000
	Mega Blocks, Inc.
1,779,375	Term Loan, 5.50%, Maturing July 26, 2012	1,405,706
	Metro-Goldwyn-Mayer Holdings, Inc.
8,803,744	Term Loan, 8.11%, Maturing April 8, 2012	7,314,441
	National CineMedia, LLC
1,850,000	Term Loan, 6.87%, Maturing February 13, 2015	1,595,048
	Regal Cinemas Corp.
4,443,750	Term Loan, 6.33%, Maturing November 10, 2010	4,004,930
	Revolution Studios Distribution Co., LLC
1,331,221	Term Loan, 6.88%, Maturing December 21, 2014	1,151,506
900,000	Term Loan, 10.13%, Maturing June 21, 2015	742,500
	Six Flags Theme Parks, Inc.
3,482,500	Term Loan, 5.37%, Maturing April 30, 2015	2,961,710
	Southwest Sports Group, LLC
2,000,000	Term Loan, 5.75%, Maturing December 22, 2010	1,701,800
	Universal City Development Partners, Ltd.
1,924,945	Term Loan, 5.71%, Maturing June 9, 2011	1,770,950
	WMG Acquisition Corp.
6,280,615	Term Loan, 5.25%, Maturing February 28, 2011	5,686,575
	Zuffa, LLC
995,000	Term Loan, 5.19%, Maturing June 20, 2016	721,375
		$50,464,507
Lodging and Casinos — 4.3%
	Ameristar Casinos, Inc.
1,200,500	Term Loan, 5.02%, Maturing November 10, 2012	$1,138,224
	Bally Technologies, Inc.
3,824,193	Term Loan, 7.36%, Maturing September 5, 2009	3,757,270
	CCM Merger, Inc.
1,556,361	Term Loan, 6.52%, Maturing April 25, 2012	1,354,034
	Isle of Capri Casinos, Inc.
445,588	Term Loan, 4.88%, Maturing November 30, 2013	385,805
1,477,868	Term Loan, 6.58%, Maturing November 30, 2013	1,279,586
591,147	Term Loan, 6.58%, Maturing November 30, 2013	511,835
	LodgeNet Entertainment Corp.
920,375	Term Loan, 6.83%, Maturing April 4, 2014	775,991
	New World Gaming Partners, Ltd.
1,125,000	Term Loan, 7.23%, Maturing June 30, 2014	961,875
225,000	Term Loan, 7.23%, Maturing June 30, 2014	192,375
	Penn National Gaming, Inc.
7,111,312	Term Loan, 5.14%, Maturing October 3, 2012	6,781,604

	Venetian Casino Resort/Las Vegas Sands Inc.
960,000	Term Loan, 0.00%, Maturing May 14, 2014 (3)	$857,500
3,820,800	Term Loan, 6.58%, Maturing May 23, 2014	3,412,849
	VML US Finance, LLC
500,000	Term Loan, 7.08%, Maturing May 25, 2012	454,432
1,000,000	Term Loan, 7.08%, Maturing May 25, 2013	908,864
	Wimar OpCo, LLC
1,954,381	Term Loan, 9.25%, Maturing January 3, 2012	1,922,079
		$24,694,323
Nonferrous Metals/Minerals — 2.5%
	Alpha Natural Resources, LLC
909,188	Term Loan, 6.59%, Maturing October 26, 2012	$877,366
	Euramax International, Inc.
649,548	Term Loan, 7.81%, Maturing June 28, 2012	557,312
501,316	Term Loan, 12.65%, Maturing June 28, 2013	367,214
248,684	Term Loan, 12.65%, Maturing June 28, 2013	182,161
	Magnum Coal Co.
209,091	Term Loan, 6.38%, Maturing March 15, 2013	192,364
2,054,318	Term Loan, 6.50%, Maturing March 15, 2013	1,889,973
	Murray Energy Corp.
950,600	Term Loan, 7.91%, Maturing January 28, 2010	903,070
	Neo Material Technologies, Inc.
1,113,750	Term Loan, 8.31%, Maturing August 31, 2009	1,028,548
	Noranda Aluminum Acquisition
1,444,938	Term Loan, 5.07%, Maturing May 18, 2014	1,271,545
	Novelis, Inc.
707,383	Term Loan, 6.83%, Maturing June 28, 2014	624,973
1,556,242	Term Loan, 6.83%, Maturing June 28, 2014	1,374,940
	Oxbow Carbon and Mineral Holdings
2,552,116	Term Loan, 6.82%, Maturing May 8, 2014	2,258,622
228,475	Term Loan, 6.83%, Maturing May 8, 2014	202,200
	Stillwater Mining Co.
1,335,920	Term Loan, 5.63%, Maturing July 30, 2010	1,295,842
	Thompson Creek Metals Co.
1,215,439	Term Loan, 9.40%, Maturing October 26, 2012	1,178,976
		$14,205,106
Oil and Gas — 2.2%
	Atlas Pipeline Partners L.P.
1,700,000	Term Loan, 5.88%, Maturing July 20, 2014	$1,609,334
	Big West Oil, LLC
453,750	Term Loan, 5.38%, Maturing May 1, 2014 (3)	418,584
367,125	Term Loan, 5.50%, Maturing May 1, 2014	338,673
	Dresser, Inc.
1,595,938	Term Loan, 5.57%, Maturing May 4, 2014	1,479,434
1,000,000	Term Loan, 8.82%, Maturing May 4, 2015	876,250
	Dynegy Holdings, Inc.
151,822	Term Loan, 4.68%, Maturing April 2, 2013	137,020
1,848,178	Term Loan, 4.76%, Maturing April 2, 2013	1,667,980
	Enterprise GP Holdings L.P.
1,325,000	Term Loan, 6.24%, Maturing October 31, 2014	1,288,562
	Niska Gas Storage
140,259	Term Loan, 6.74%, Maturing May 13, 2011	131,492
83,729	Term Loan, 6.81%, Maturing May 13, 2011	78,496
123,605	Term Loan, 7.32%, Maturing May 13, 2011	115,880
764,037	Term Loan, 7.32%, Maturing May 12, 2013	716,284
	Primary Natural Resources, Inc.
1,719,375	Term Loan, 6.00%, Maturing July 28, 2010 (4)	1,658,681
	Targa Resources, Inc.
1,410,000	Term Loan, 6.84%, Maturing October 31, 2012	1,323,990
1,084,321	Term Loan, 6.90%, Maturing October 31, 2012	1,018,177
		$12,858,837

Publishing — 11.7%
		American Media Operations, Inc.
2,000,000		Term Loan, 7.25%, Maturing January 31, 2013	$1,820,000
		Aster Zweite Beteiligungs GmbH
	850,000	Term Loan, 7.39%, Maturing September 27, 2013	739,500
		CanWest MediaWorks, Ltd.
	893,250	Term Loan, 5.09%, Maturing July 10, 2014	813,974
		Dex Media West, LLC
	2,569,930	Term Loan, 5.61%, Maturing March 9, 2010	2,447,859
		GateHouse Media Operating, Inc.
	1,525,000	Term Loan, 5.09%, Maturing August 28, 2014	1,090,375
	650,000	Term Loan, 6.34%, Maturing August 28, 2014	464,750
	750,000	Term Loan, 7.41%, Maturing August 28, 2014	536,250
		Idearc, Inc.
	10,118,000	Term Loan, 6.83%, Maturing November 17, 2014	8,385,293
		Laureate Education, Inc.
	505,875	Term Loan, 0.00%, Maturing August 17, 2014 (3)	460,978
	3,406,120	Term Loan, 8.73%, Maturing August 17, 2014	3,103,827
		MediaNews Group, Inc.
	546,577	Term Loan, 6.58%, Maturing August 25, 2010	437,261
	1,058,875	Term Loan, 7.08%, Maturing August 2, 2013	802,098
		Mediannuaire Holding
EUR	500,000	Term Loan, 6.68%, Maturing October 24, 2013	657,391
EUR	727,273	Term Loan, 7.18%, Maturing October 10, 2014	921,440
EUR	727,273	Term Loan, 7.68%, Maturing October 10, 2015	926,041
		Merrill Communications, LLC
	5,372,287	Term Loan, 6.40%, Maturing February 9, 2009	4,808,197
		Nebraska Book Co., Inc.
	1,425,880	Term Loan, 7.65%, Maturing March 4, 2011	1,334,981
		Nelson Education, Ltd.
	498,750	Term Loan, 7.33%, Maturing July 5, 2014	458,850
		Nielsen Finance, LLC
	7,603,772	Term Loan, 5.35%, Maturing August 9, 2013	6,748,348
		Philadelphia Newspapers, LLC
	782,858	Term Loan, 6.60%, Maturing June 29, 2013	649,772
		R.H. Donnelley Corp.
	7,202,089	Term Loan, 5.87%, Maturing June 30, 2010	6,666,931
		Reader’s Digest Association
	4,615,125	Term Loan, 7.19%, Maturing March 2, 2014	3,798,248
		SGS International, Inc.
	759,500	Term Loan, 7.29%, Maturing December 30, 2011	698,740
		Source Media, Inc.
	1,206,407	Term Loan, 7.08%, Maturing November 8, 2011	1,061,639
		TL Acquisitions, Inc.
	2,144,625	Term Loan, 5.81%, Maturing July 5, 2014	1,882,395
		Trader Media Corp.
GBP	2,528,500	Term Loan, 7.68%, Maturing March 23, 2015	4,356,971
		Tribune Co.
	2,053,333	Term Loan, 7.40%, Maturing May 17, 2009	1,879,763
	4,278,500	Term Loan, 7.91%, Maturing May 17, 2014	3,145,767
		Xsys US, Inc.
	2,004,256	Term Loan, 7.39%, Maturing September 27, 2013	1,743,703
	2,031,126	Term Loan, 7.39%, Maturing September 27, 2014	1,777,235
		Yell Group, PLC
	2,900,000	Term Loan, 5.12%, Maturing February 10, 2013	2,561,321
			$67,179,898
Radio and Television — 7.4%
		Block Communications, Inc.
931,000		Term Loan, 6.83%, Maturing December 22, 2011	$856,520
		Cequel Communications, LLC
	1,800,000	Term Loan, 7.74%, Maturing May 5, 2014	1,386,000
	3,921,036	Term Loan, 9.24%, Maturing May 5, 2014	2,979,987
		CMP KC, LLC
	973,688	Term Loan, 7.22%, Maturing May 5, 2013	876,319

		CMP Susquehanna Corp.
	2,495,125	Term Loan, 5.17%, Maturing May 5, 2013	$2,039,765
		Discovery Communications, Inc.
	2,686,500	Term Loan, 6.83%, Maturing April 30, 2014	2,474,266
		Emmis Operating Co.
	891,849	Term Loan, 6.84%, Maturing November 2, 2013	750,640
		Entravision Communications Corp.
	1,416,000	Term Loan, 6.23%, Maturing September 29, 2013	1,222,480
		Gray Television, Inc.
	1,410,750	Term Loan, 6.21%, Maturing January 19, 2015	1,211,482
		HIT Entertainment, Inc.
	969,945	Term Loan, 5.15%, Maturing March 20, 2012	829,303
		NEP II, Inc.
	694,747	Term Loan, 7.11%, Maturing February 16, 2014	617,746
		Nexstar Broadcasting, Inc.
	1,997,239	Term Loan, 6.58%, Maturing October 1, 2012	1,822,481
	1,891,118	Term Loan, 6.58%, Maturing October 1, 2012	1,725,645
		NextMedia Operating, Inc.
	262,000	Term Loan, 5.09%, Maturing November 15, 2012	229,250
	116,443	Term Loan, 5.10%, Maturing November 15, 2012	101,888
		Panamsat Corporation
	333,400	Term Loan, Maturing January 3, 2014 (2)	295,476
	333,300	Term Loan, Maturing January 3, 2014 (2)	295,387
	333,300	Term Loan, Maturing January 3, 2014 (2)	295,387
	905,389	Term Loan, 5.64%, Maturing January 3, 2014	835,951
	905,118	Term Loan, 5.64%, Maturing January 3, 2014	835,701
	905,118	Term Loan, 5.64%, Maturing January 3, 2014	835,701
		Paxson Communications Corp.
	2,775,000	Term Loan, 7.51%, Maturing January 15, 2012	2,358,750
		Raycom TV Broadcasting, LLC
	1,125,000	Term Loan, 4.63%, Maturing June 25, 2014	1,057,500
		SFX Entertainment
	1,288,056	Term Loan, 7.58%, Maturing June 21, 2013	1,172,131
		Sirius Satellite Radio, Inc.
	498,750	Term Loan, 5.38%, Maturing December 19, 2012	428,925
		Spanish Broadcasting System, Inc.
	979,849	Term Loan, 6.58%, Maturing June 10, 2012	823,073
		Tyrol Acquisition 2 SAS
EUR	875,000	Term Loan, 6.19%, Maturing January 19, 2015	1,060,557
EUR	875,000	Term Loan, 6.65%, Maturing January 19, 2016	1,066,595
		Univision Communications, Inc.
	3,325,000	Term Loan, 5.63%, Maturing March 29, 2009	3,216,938
	282,718	Term Loan, 0.00%, Maturing September 29, 2014 (3)	238,163
	8,142,282	Term Loan, 5.49%, Maturing September 29, 2014	6,859,091
		Young Broadcasting, Inc.
	982,500	Term Loan, 5.70%, Maturing November 3, 2012	884,250
	794,625	Term Loan, 5.70%, Maturing November 3, 2012	715,163
			$42,398,511
Rail Industries — 0.6%
		Kansas City Southern Railway Co.
	2,216,250	Term Loan, 6.35%, Maturing March 30, 2008	$2,074,964
		RailAmerica, Inc.
	1,725,000	Term Loan, 5.32%, Maturing August 14, 2008	1,630,125
			$3,705,089
Retailers (Except Food and Drug) — 3.5%
		American Achievement Corp.
	1,307,867	Term Loan, 5.42%, Maturing March 25, 2011	$1,209,777
		Amscan Holdings, Inc.
	570,688	Term Loan, 5.90%, Maturing May 25, 2013	513,619
		Claire’s Stores, Inc.
	398,000	Term Loan, 6.47%, Maturing May 24, 2014	314,420
		Cumberland Farms, Inc.
	1,718,798	Term Loan, 5.96%, Maturing September 29, 2013	1,615,670

		Educate, Inc.
	500,000	Term Loan, 10.08%, Maturing June 14, 2014	$412,500
		FTD, Inc.
	652,378	Term Loan, 4.88%, Maturing July 28, 2013	596,600
		Harbor Freight Tools USA, Inc.
	2,007,693	Term Loan, 5.37%, Maturing July 15, 2010	1,786,847
		Josten’s Corp.
	2,102,724	Term Loan, 6.72%, Maturing October 4, 2011	1,997,588
		Mapco Express, Inc.
	597,374	Term Loan, 6.01%, Maturing April 28, 2011	555,558
		Neiman Marcus Group, Inc.
	884,494	Term Loan, 6.60%, Maturing April 5, 2013	820,565
		Orbitz Worldwide, Inc.
	1,311,713	Term Loan, 6.96%, Maturing July 25, 2014	1,147,748
		Oriental Trading Co., Inc.
	1,225,000	Term Loan, 9.13%, Maturing January 31, 2013	903,438
	1,777,128	Term Loan, 5.36%, Maturing July 31, 2013	1,479,459
		Rent-A-Center, Inc.
	1,148,129	Term Loan, 5.77%, Maturing November 15, 2012	1,051,973
		Rover Acquisition Corp.
	2,425,500	Term Loan, 6.26%, Maturing October 26, 2013	2,204,173
		Savers, Inc.
	383,471	Term Loan, 7.58%, Maturing August 11, 2012	348,958
	417,374	Term Loan, 7.58%, Maturing August 11, 2012	379,810
		The Yankee Candle Company, Inc.
	1,269,495	Term Loan, 6.83%, Maturing February 6, 2014	1,126,677
		Vivarte
EUR	750,000	Term Loan, 6.18%, Maturing May 29, 2015	818,147
EUR	750,000	Term Loan, 6.68%, Maturing May 29, 2016	823,433
			$20,106,960
Steel — 0.3%
		Algoma Acquisition Corp.
	1,081,520	Term Loan, 7.33%, Maturing June 20, 2013	$949,034
		Niagara Corp.
	1,144,250	Term Loan, 8.12%, Maturing June 29, 2014	949,728
			$1,898,762
Surface Transport — 1.1%
		Gainey Corp.
	1,292,744	Term Loan, 10.00%, Maturing April 20, 2012	$853,211
		Oshkosh Truck Corp.
	2,123,125	Term Loan, 6.90%, Maturing December 6, 2013	1,987,997
		Ozburn-Hessey Holding Co., LLC
	489,087	Term Loan, 7.10%, Maturing August 9, 2012	437,733
		SIRVA Worldwide, Inc.
	1,625,945	Term Loan, 11.82%, Maturing December 1, 2010	781,808
		Swift Transportation Co., Inc.
	3,115,116	Term Loan, 6.50%, Maturing May 10, 2014	2,429,791
			$6,490,540
Telecommunications — 4.8%
		Alaska Communications Systems Holdings, Inc.
	1,105,000	Term Loan, 6.58%, Maturing February 1, 2012	$1,019,363
		Alltell Communication
	1,500,000	Term Loan, 7.74%, Maturing May 16, 2014	1,364,574
	1,246,875	Term Loan, 5.87%, Maturing May 16, 2015	1,134,302
		Asurion Corp.
	1,675,000	Term Loan, 6.10%, Maturing July 13, 2012	1,428,775
	1,000,000	Term Loan, 9.67%, Maturing January 13, 2013	841,250
		Centennial Cellular Operating Co., LLC
	4,594,820	Term Loan, 6.70%, Maturing February 9, 2011	4,392,648
		CommScope, Inc.
	1,291,815	Term Loan, 7.05%, Maturing November 19, 2014	1,223,995
		FairPoint Communications, Inc.
	3,235,000	Term Loan, 6.63%, Maturing February 8, 2012	3,196,180

		Intelsat Bermuda, Ltd.
1,200,000		Term Loan, 5.64%, Maturing February 1, 2014	$1,189,500
		Intelsat Subsidiary Holding Co.
	1,086,250	Term Loan, 5.64%, Maturing July 3, 2013	1,007,497
		Iowa Telecommunications Services
	688,000	Term Loan, 6.68%, Maturing November 23, 2011	641,130
		IPC Systems, Inc.
	1,194,000	Term Loan, 7.09%, Maturing May 31, 2014	961,170
	500,000	Term Loan, 10.09%, Maturing May 31, 2015	369,167
		Macquarie UK Broadcast Ventures, Ltd.
GBP	850,000	Term Loan, 7.95%, Maturing December 26, 2014	1,407,608
		NTelos, Inc.
	1,301,473	Term Loan, 5.38%, Maturing August 24, 2011	1,241,280
		Palm, Inc.
	922,688	Term Loan, 6.63%, Maturing April 24, 2014	655,108
		Stratos Global Corp.
	1,151,500	Term Loan, 7.59%, Maturing February 13, 2012	1,079,531
		Telesat Canada, Inc.
	670,632	Term Loan, 6.64%, Maturing October 22, 2014	619,916
	57,319	Term Loan, 6.75%, Maturing October 22, 2014 (3)	52,984
		Trilogy International Partners
	950,000	Term Loan, 8.33%, Maturing June 29, 2012	807,500
		Windstream Corp.
	3,420,106	Term Loan, 5.50%, Maturing July 17, 2013	3,280,097
			$27,913,575
Utilities — 3.8%
		AEI Finance Holding, LLC
301,657		Revolving Loan, 7.83%, Maturing March 30, 2012	$262,442
	2,249,158	Term Loan, 7.83%, Maturing March 30, 2014	1,956,767
		Astoria Generating Co.
	1,000,000	Term Loan, 8.66%, Maturing August 23, 2013	902,500
		BRSP, LLC
	1,962,034	Term Loan, 7.91%, Maturing July 13, 2009	1,863,932
		Calpine Corp.
	918,063	DIP Loan, 7.71%, Maturing March 30, 2009	819,945
		Covanta Energy Corp.
	1,263,647	Term Loan, 5.87%, Maturing February 9, 2014	1,173,085
	626,804	Term Loan, 6.20%, Maturing February 9, 2014	581,883
		Electricinvest Holding Co.
EUR	476,616	Term Loan, 8.30%, Maturing October 24, 2012	601,753
GBP	480,000	Term Loan, 9.73%, Maturing October 24, 2012	808,411
		LS Power Acquisition Co.
	653,517	Term Loan, 8.58%, Maturing November 1, 2014	644,532
		Mach General, LLC
	75,000	Term Loan, 6.83%, Maturing February 22, 2013	70,050
	717,750	Term Loan, 5.10%, Maturing February 22, 2014	670,379
		Mirant North America, LLC
	970,905	Term Loan, 4.87%, Maturing January 3, 2013	919,124
		NRG Energy, Inc.
	2,328,227	Term Loan, 6.48%, Maturing June 1, 2014	2,150,700
	5,042,369	Term Loan, 6.58%, Maturing June 1, 2014	4,657,889
		Pike Electric, Inc.
	1,184,969	Term Loan, 4.69%, Maturing July 1, 2012	1,113,871
	321,687	Term Loan, 4.63%, Maturing December 10, 2012	302,386
		TXU Texas Competitive Electric Holdings Co., LLC
	997,500	Term Loan, 6.58%, Maturing October 10, 2014	913,077
	1,496,250	Term Loan, 6.58%, Maturing October 10, 2014	1,369,069
			$21,781,795
Total Senior Floating-Rate Interests (identified cost 1,004,321,038)			$900,455,653

Corporate Bonds & Notes — 11.5%

	Principal
	Amount *
	(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
		Alion Science and Technologies, Corp.
	155	10.25%, 2/1/15	$102,687
		Bombardier, Inc.
	145	8.00%, 11/15/14 (5)	149,712
		DRS Technologies, Inc., Sr. Sub. Notes
	90	7.625%, 2/1/18	90,450
		Hawker Beechcraft Acquisition Co.
	135	9.75%, 4/1/17	134,662
			$477,511
Automotive — 0.2%
		Allison Transmission Inc.
	190	11.00%, 11/1/15 (5)	$163,400
		Altra Industrial Motion, Inc.
	375	9.00%, 12/1/11	361,875
		American Axle & Manufacturing, Inc.
	150	7.875%, 3/1/17	129,375
		Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	90,200
		Tenneco, Inc., Sr. Notes
	65	8.125%, 11/15/15 (5)	65,487
			$810,337
Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
	90	7.375%, 4/15/14	$71,550
			$71,550
Brokers/Dealers/Investment Houses — 0.0%
		Nuveen Investments, Inc.
	30	5.00%, 9/15/10	$26,850
		Nuveen Investments, Inc., Sr. Notes
	205	10.50%, 11/15/15 (5)	187,319
			$214,169
Building and Development — 0.7%
		Grohe Holding of GmbH, Variable Rate
EUR	2,000	7.451%, 1/15/14	$2,489,684
		Nortek, Inc., Sr. Sub. Notes
	950	8.50%, 9/1/14	741,000
		NTK Holdings, Inc., Sr. Disc. Notes
	405	10.75%, 3/1/14	216,675
		Panolam Industries International
	470	10.75%, 10/1/13	368,950
		Stanley Martin Co.
	90	9.75%, 8/15/15	43,650
			$3,859,959
Business Equipment and Services — 0.8%
		Affinion Group, Inc.
	110	10.125%, 10/15/13	$108,350
	150	11.50%, 10/15/15	138,750
		Aramark Corp., Sr. Notes
	70	8.50%, 2/1/15	69,300
		Ceridian Corp., Sr. Notes
	395	11.25%, 11/15/15 (5)	324,887
		Education Management, LLC
	475	8.75%, 6/1/14	420,375
	720	10.25%, 6/1/16	608,400

	KAR Holdings, Inc., Sr. Notes
20	8.75%, 5/1/14 (5)	$18,000
	KAR Holdings, Inc., Sr. Notes, Variable Rate
145	7.239%, 5/1/14 (5)	121,800
	MediMedia USA, Inc., Sr. Sub Notes
180	11.375%, 11/15/14 (5)	186,300
	Neff Corp., Sr. Notes
40	10.00%, 6/1/15	18,600
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
485	9.875%, 8/15/11	500,762
	Rental Service Corp.
105	9.50%, 12/1/14	86,362
	Safety Products Holdings, Inc. Sr. Notes (PIK)
375	11.75%, 1/1/12	391,938
	SunGard Data Systems, Inc.
90	9.125%, 8/15/13	91,125
	Travelport, LLC
530	9.875%, 9/1/14	469,050
79	11.875%, 9/1/16	67,150
	United Rentals North America, Inc.
20	6.50%, 2/15/12	18,200
	West Corp.
830	9.50%, 10/15/14	730,400
	VWR Funding, Inc. (PIK)
45	10.25%, 7/15/15	42,413
		$4,412,162
Cable and Satellite Television — 0.3%
	Cablevision Systems Corp., Sr. Notes, Series B
80	8.00%, 4/15/12	$77,400
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
1,785	8.75%, 11/15/13	1,575,262
	Kabel Deutschland GmbH
220	10.625%, 7/1/14	210,100
	Mediacom Broadband Group Corp., LLC, Sr. Notes
170	8.50%, 10/15/15	135,150
		$1,997,912
Chemicals and Plastics — 0.2%
	CII Carbon, LLC
100	11.125%, 11/15/15 (5)	$87,500
	INEOS Group Holdings PLC, Sr. Sub. Notes
245	8.50%, 2/15/16 (5)	184,975
	Nova Chemicals Corp., Sr. Notes, Variable Rate
215	7.863%, 11/15/13	183,825
	Reichhold Industries, Inc., Sr. Notes
500	9.00%, 8/15/14 (5)	495,000
		$951,300
Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
435	9.75%, 1/15/15	$433,912
85	8.875%, 4/1/16	81,387
	Oxford Industries, Inc., Sr. Notes
1,355	8.875%, 6/1/11	1,307,575
	Perry Ellis International, Inc., Sr. Sub. Notes
355	8.875%, 9/15/13	339,025
	Phillips Van Heusen, Sr. Notes
20	7.25%, 2/15/11	20,200
		$2,182,099
Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
195	9.50%, 8/1/14	$176,475
175	11.75%, 8/1/16	149,625
		$326,100

Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	$728,762
	Pliant Corp. (PIK)
255	11.85%, 6/15/09	250,359
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
285	8.00%, 3/15/17	253,650
		$1,232,771
Cosmetics/Toiletries — 0.0%
	Bausch & Lomb, Inc., Sr. Notes
210	9.875%, 11/1/15 (5)	$213,675
		$213,675
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
570	9.50%, 4/15/14	$542,925
		$542,925
Electronic/Electric — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
465	7.75%, 11/1/12	$391,762
	Amkor Technologies, Inc., Sr. Notes
240	7.75%, 5/15/13	224,100
	Avago Technologies Finance
125	11.875%, 12/1/15	133,125
	Avago Technologies Finance, Variable Rate
195	10.125%, 12/1/13	206,700
	NXP BV/NXP Funding, LLC
120	7.875%, 10/15/14	109,800
	NXP BV/NXP Funding, LLC, Variable Rate
875	7.008%, 10/15/13	709,844
		$1,775,331
Financial Intermediaries — 0.6%
	Alzette, Variable Rate
750	11.86%, 12/15/20	$704,475
	E*Trade Financial Corp.
205	7.875%, 12/1/15	156,825
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16 (5)	796,716
	Ford Motor Credit Co.
795	7.375%, 10/28/09	754,152
375	7.875%, 6/15/10	345,765
	Ford Motor Credit Co., Sr. Notes
55	5.80%, 1/12/09	53,174
20	9.875%, 8/10/11	18,526
	General Motors Acceptance Corp.
235	6.375%, 5/1/08	234,412
180	7.75%, 1/19/10	162,821
75	7.25%, 3/2/11	63,339
	General Motors Acceptance Corp., Variable Rate
125	4.315%, 5/15/09	117,199
		$3,407,404
Food Products — 0.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
550	11.50%, 11/1/11	$489,500
	Dole Foods Co.
235	7.25%, 6/15/10	193,875
	Dole Foods Co., Sr. Notes
110	8.625%, 5/1/09	97,350
	Pierre Foods, Inc., Sr. Sub. Notes
10	9.875%, 7/15/12	5,550
		$786,275

Food Service — 0.1%
	El Pollo Loco, Inc.
410	11.75%, 11/15/13	$383,350
	NPC International, Inc.
440	9.50%, 5/1/14	385,000
		$768,350
Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
400	10.009%, 3/15/14	$321,000
	General Nutrition Center, Sr. Sub. Notes
405	10.75%, 3/15/15	331,087
	Rite Aid Corp.
760	6.125%, 12/15/08 (5)	720,100
320	7.50%, 1/15/15	288,800
135	7.50%, 3/1/17	118,800
		$1,779,787
Forest Products — 0.2%
	Jefferson Smurfit Corp.
85	7.50%, 6/1/13	$77,350
	NewPage Corp.
395	10.00%, 5/1/12 (5)	397,962
265	10.00%, 5/1/12	266,988
225	12.00%, 5/1/13	222,750
	NewPage Corp., Variable Rate
155	9.489%, 5/1/12	152,675
	Rock-Tenn Co.
65	9.25%, 3/15/16 (5)	66,269
		$1,183,994
Healthcare — 1.0%
	Accellent, Inc.
235	10.50%, 12/1/13	$186,825
	Advanced Medical Optics, Inc., Sr. Sub. Notes
80	7.50%, 5/1/17	68,800
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	378,075
	Biomet, Inc
200	11.625%, 10/15/17 (5)	197,750
	HCA, Inc.
765	8.75%, 9/1/10	772,650
170	7.875%, 2/1/11	168,300
150	9.125%, 11/15/14	153,375
325	9.25%, 11/15/16	333,938
	MultiPlan Merger Corp., Sr. Sub. Notes
540	10.375%, 4/15/16 (5)	502,200
	National Mentor Holdings, Inc.
355	11.25%, 7/1/14	367,425
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	211,750
	Service Corp. International, Sr. Notes
130	7.00%, 6/15/17	129,675
	Universal Hospital Service, Inc. (PIK)
40	8.50%, 6/1/15	40,100
	US Oncology, Inc.
440	9.00%, 8/15/12	440,000
1,940	10.75%, 8/15/14	1,925,450
		$5,876,313
Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
150	8.125%, 6/15/14	$145,125
		$145,125

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	$212,313
	ESCO Corp., Sr. Notes
160	8.625%, 12/15/13 (5)	153,600
	ESCO Corp., Sr. Notes, Variable Rate
160	8.866%, 12/15/13 (5)	142,400
		$508,313
Insurance — 0.0%
	Alliant Holdings I, Inc.
115	11.00%, 5/1/15 (5)	$100,625
		$100,625
Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
305	11.00%, 2/1/16	$288,225
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13 (5)	196,900
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	9.894%, 4/1/12 (5)	354,375
	Marquee Holdings, Inc., Sr. Disc. Notes
610	9.505%, 8/15/14	448,350
	Universal City Development Partners, Sr. Notes
280	11.75%, 4/1/10	289,450
	Universal City Florida Holdings, Sr. Notes, Variable Rate
750	7.989%, 5/1/10	724,688
		$2,301,988
Lodging and Casinos — 1.0%
	Buffalo Thunder Development Authority
410	9.375%, 12/15/14 (5)	$313,650
	CCM Merger, Inc.
260	8.00%, 8/1/13 (5)	228,800
	Chukchansi EDA, Sr. Notes, Variable Rate
310	8.238%, 11/15/12 (5)	277,450
	Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15 (5)	380,625
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (5)	200,000
	Galaxy Entertainment Finance, Variable Rate
140	9.829%, 12/15/10 (5)	140,000
	Greektown Holdings, LLC, Sr. Notes
115	10.75%, 12/1/13 (5)	109,250
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
170	11.00%, 11/1/12 (5)	153,850
	Inn of the Mountain Gods, Sr. Notes
700	12.00%, 11/15/10	693,000
	Majestic Star Casino, LLC
380	9.50%, 10/15/10	336,300
150	12.50%, 10/15/11 (5)	90,750
	MGM Mirage, Inc.
180	7.50%, 6/1/16	168,300
	Mohegan Tribal Gaming Authority
145	6.875%, 2/15/15	122,888
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
55	8.00%, 4/1/12	53,625
	OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	120,625
	Park Place Entertainment
365	7.875%, 3/15/10	343,100
	Pinnacle Entertainment
25	8.25%, 3/15/12	23,875
	Pinnacle Entertainment Inc., Sr. Sub. Notes
155	7.50%, 6/15/15 (5)	120,125

	Pokagon Gaming Authority, Sr. Notes
112	10.375%, 6/15/14 (5)	$117,040
	San Pasqual Casino
125	8.00%, 9/15/13 (5)	115,625
	Seminole Hard Rock Entertainment, Variable Rate
153	7.491%, 3/15/14 (5)	153,075
	Station Casinos, Inc.
60	7.75%, 8/15/16	50,250
	Station Casinos, Inc., Sr. Notes
130	6.00%, 4/1/12	110,500
	Trump Entertainment Resorts, Inc.
1,075	8.50%, 6/1/15	752,500
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15 (5)	343,275
	Turning Stone Resort Casinos, Sr. Notes
85	9.125%, 9/15/14 (5)	82,450
	Waterford Gaming, LLC, Sr. Notes
392	8.625%, 9/15/14 (5)	383,180
		$5,984,108
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc., Sr. Notes
110	9.00%, 12/15/14	$82,500
	Aleris International, Inc., Sr. Sub. Notes
630	10.00%, 12/15/16	435,488
	Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12	94,950
	FMG Finance PTY, Ltd.
560	10.625%, 9/1/16 (5)	638,400
	FMG Finance PTY, Ltd., Variable Rate
220	9.124%, 9/1/11 (5)	220,000
		$1,471,338
Oil and Gas — 1.2%
	Allis-Chalmers Energy, Inc., Sr. Notes
480	9.00%, 1/15/14	$441,600
	Cimarex Energy Co., Sr. Notes
135	7.125%, 5/1/17	132,975
	Clayton Williams Energy, Inc.
185	7.75%, 8/1/13	160,025
	Compton Pet Finance Corp.
410	7.625%, 12/1/13	383,350
	Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	55,825
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	269,282
	Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	167,563
	Forbes Energy Services
255	11.00%, 2/15/15 (5)	251,175
	Ocean Rig Norway AS, Sr. Notes
255	8.375%, 7/1/13 (5)	275,400
	OPTI Canada, Inc.
110	7.875%, 12/15/14 (5)	107,525
200	8.25%, 12/15/14 (5)	198,500
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	117,150
	Petrohawk Energy Corp.
890	9.125%, 7/15/13	912,250
	Petroleum Development
135	12.00%, 2/15/18 (5)	136,013
	Petroplus Finance, Ltd.
380	7.00%, 5/1/17 (5)	342,950
	Plains Exploration & Production Co.
280	7.00%, 3/15/17	270,200

	Quicksilver Resources, Inc.
235	7.125%, 4/1/16	$226,188
	SemGroup L.P., Sr. Notes
605	8.75%, 11/15/15 (5)	565,675
	SESI, LLC
65	6.875%, 6/1/14	63,050
	Stewart & Stevenson, LLC, Sr. Notes
450	10.00%, 7/15/14	443,250
	United Refining Co., Sr. Notes
975	10.50%, 8/15/12	982,313
	VeraSun Energy Corp.
115	9.875%, 12/15/12	110,400
		$6,612,659
Publishing — 0.3%
	Dex Media West/Finance, Series B
105	9.875%, 8/15/13	$88,463
	Harland Clarke Holdings
185	9.50%, 5/15/15	137,825
	Idearc, Inc., Sr. Notes
300	8.00%, 11/15/16	178,500
	Nielsen Finance, LLC
190	10.00%, 8/1/14	184,300
	R.H. Donnelley Corp.
660	8.875%, 10/15/17 (5)	389,400
	Reader’s Digest Association, Sr. Sub. Notes
665	9.00%, 2/15/17 (5)	482,125
		$1,460,613
Radio and Television — 0.1%
	CanWest Media, Inc.
265	8.00%, 9/15/12	$250,390
	Rainbow National Services, LLC, Sr. Sub. Debs.
335	10.375%, 9/1/14 (5)	358,450
		$608,840
Rail Industries — 0.1%
	American Railcar Industry
195	7.50%, 3/1/14	$179,400
	Kansas City Southern Mexico, Sr. Notes
275	7.625%, 12/1/13	260,563
65	7.375%, 6/1/14 (5)	60,531
		$500,494
Retailers (Except Food and Drug) — 1.0%
	Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$398,125
	GameStop Corp.
1,395	8.00%, 10/1/12	1,476,956
	Michaels Stores, Inc., Sr. Notes
275	10.00%, 11/1/14	241,656
	Michaels Stores, Inc., Sr. Sub. Notes
345	11.375%, 11/1/16	287,213
	Neiman Marcus Group, Inc.
345	9.00%, 10/15/15	345,000
1,440	10.375%, 10/15/15	1,441,800
	Sally Holdings, LLC, Sr. Notes
65	9.25%, 11/15/14	63,213
315	10.50%, 11/15/16	288,225
	Toys “R” Us
365	7.375%, 10/15/18	253,675
	Yankee Acquisition Corp., Series B
475	8.50%, 2/15/15	399,000
335	9.75%, 2/15/17	273,025
		$5,467,888

Steel — 0.1%
	RathGibson, Inc.
495	11.25%, 2/15/14	$475,200
	Ryerson, Inc., Sr. Notes
30	12.00%, 11/1/15 (5)	28,350
	Ryerson, Inc., Sr. Notes, Variable Rate
20	10.614%, 11/1/14 (5)	18,600
	Steel Dynamics, Inc., Sr. Notes
225	7.375%, 11/1/12 (5)	228,938
		$751,088
Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
230	10.00%, 9/1/14 (5)	$219,650
		$219,650
Telecommunications — 0.9%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
265	10.125%, 6/15/13	$268,975
	Digicel Group, Ltd., Sr. Notes
310	9.25%, 9/1/12 (5)	313,100
230	8.875%, 1/15/15 (5)	201,825
524	9.125%, 1/15/15 (5)	457,190
	Intelsat Bermuda, Ltd.
365	9.25%, 6/15/16	366,825
	Qwest Communications International, Inc.
1,450	7.50%, 2/15/14	1,417,375
	Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	503,738
	Qwest Corp., Sr. Notes, Variable Rate
1,025	8.241%, 6/15/13	991,688
	Windstream Corp., Sr. Notes
215	8.125%, 8/1/13	215,538
65	8.625%, 8/1/16	66,463
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
100	11.00%, 12/1/17 (5)	78,500
		$4,881,217
Utilities — 0.4%
	AES Corp.
55	8.00%, 10/15/17	$56,375
	Dynegy Holdings, Inc.
100	8.375%, 5/1/16	98,250
30	7.75%, 6/1/19	28,050
	Edison Mission Energy
25	7.50%, 6/15/13	25,750
	Energy Future Holdings, Sr. Notes
410	10.875%, 11/1/17 (5)	406,146
	NGC Corp.
430	7.625%, 10/15/26	367,650
	NRG Energy, Inc.
150	7.25%, 2/1/14	146,813
390	7.375%, 1/15/17	376,350
	NRG Energy, Inc., Sr. Notes
140	7.375%, 2/1/16	135,275
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,850
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
270	10.25%, 11/1/15 (5)	264,600
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
220	10.25%, 11/1/15 (5)	215,600
		$2,140,709
Total Corporate Bonds & Notes (identified cost 71,448,885)		$66,024,579

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
Aerospace and Defense — 0.1%
$345,000	L-3 Communications Corp., 3.00%, 8/1/35 (5)	$428,663
Total Convertible Bonds (identified cost $348,788)		$428,663

Common Stocks — 0.0%

Shares	Security	Value
Lodging and Casinos — 0.0%
34,611	Trump Entertainment Resorts, Inc. (6)	$139,136
Total Common Stocks (identified cost $427,071)		$139,136

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
1,123	Chesapeake Energy Corp., 4.50%	$130,717
479	Crown Castle International Corp., 6.25% (PIK)	26,944
Total Convertible Preferred Stocks (identified cost $131,740)		$157,661

Asset Backed Securities — 0.7%

Principal
Amount
(000’s omitted)	Security	Value
$760	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate, 5.043%, 2/24/19 (5) (7)	$585,585
1,000	Babson Ltd., Series 2005-1A, Class C1, Variable Rate, 6.208%, 4/15/19 (5) (7)	739,270
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 6.308%, 1/15/19 (5) (7)	756,591
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 10.646%, 3/8/17 (7)	823,788
750	Centurion CDO 9 Ltd., Series 2005-9A, Class Note, 9.35%, 7/17/19 (7)	570,955
750	Comstock Funding Ltd., Series 2006-1A, Class D, Variable Rate, 7.34%, 5/30/20 (5) (7)	518,072
Total Asset Backed Securities (identified cost $5,035,920)		$3,994,261

Closed-End Investment Companies — 2.8%

Shares	Security	Value
173,420	BlackRock Floating Rate Income Strategies Fund II	$2,557,945
89,541	BlackRock Floating Rate Income Strategies Fund, Inc.	1,340,429
20,864	BlackRock Global Floating Rate Income Trust Fund	310,456
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	40,475
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	4,779,482
521,233	ING Prime Rate Trust	2,918,905
173,333	LMP Corporate Loan Fund, Inc.	1,800,930
50,753	Nuveen Floating Rate Income Fund	547,625
8,502	Nuveen Floating Rate Income Opportunity Fund	92,502
23,445	Nuveen Senior Income Fund	161,536
136	PIMCO Floating Rate Income Fund	2,002
1,620	PIMCO Floating Rate Strategy Fund	22,955
293	Pioneer Floating Rate Trust	4,240
268,136	Van Kampen Senior Income Trust	1,600,772
Total Closed-End Investment Companies (identified cost $20,142,984)		$16,180,254

Short-Term Investments — 3.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 3.37% (8)	$21,384	$21,384,252
Total Short-Term Investments (identified cost $21,384,252)		$21,384,252
Total Investments — 175.2% (identified cost $1,123,240,678)		$1,008,764,459
Less Unfunded Loan Commitments — (1.3)%		$(7,329,021)
Net Investments — 173.9% (identified cost $1,115,911,657)		$1,001,435,438
Other Assets, Less Liabilities — 1.7%		$9,709,155
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (75.6)%		$(435,329,081)
Net Assets Applicable to Common Shares — 100.0%		$575,815,512

DIP	—	Debtor in Possession
PIK	—	Payment-in-Kind
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound
*	—	In U.S. dollars unless otherwise indicated
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after February 29, 2008, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $18,522,921 or 3.2% of the Trust’s net assets.

(6)		Non-income producing security.
(7)		Adjustable rate securities. Rates shown are the rates at period end.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended February 29, 2008 was $751,747.

A summary of financial instruments at February 29, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date(s)	Deliver	In Exchange For	Depreciation
3/31/08	British Pound Sterling 11,609,704	United States Dollar 23,003,003	$(50,370)
3/31/08	Euro 36,960,371	United States Dollar 55,077,975	(987,466)
			$(1,037,836)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman Brothers, Inc.	Inergy, L.P.	Buy	2,000	2.20	3/20/10	51,979
						$51,979

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,116,126,380
Gross unrealized appreciation	$1,706,981
Gross unrealized depreciation	(116,397,923)
Net unrealized depreciation	$(114,690,942)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/Scott H. Page
Scott H. Page
President

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Scott H. Page
Scott H. Page
President

Date:	April 18, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 18, 2008